Background and Basis of Presentation	9 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Basis of Presentation
Background and Basis of Presentation

Background

Post Holdings, Inc. ("Post" or the "Company") is a manufacturer, marketer and distributor of branded ready-to-eat cereals in the United States and Canada. Post’s products are generally sold to supermarket chains, wholesalers, supercenters, club stores, mass merchandisers, distributors, convenience stores and the foodservice channel in North America. The Company's products are manufactured at four facilities located in Battle Creek, Michigan; Jonesboro, Arkansas; Modesto, California; and Niagara Falls, Ontario.

On February 3, 2012, Post completed its legal separation from Ralcorp Holdings, Inc. ("Ralcorp") via a tax free spin-off (the "Spin-Off"). In the Spin-Off, Ralcorp shareholders of record on January 30, 2012, the record date for the distribution, received one share of Post common stock for every two shares of Ralcorp common stock held; additionally Ralcorp retained approximately 6.8 million unregistered shares of Post common stock. At the time of distribution Ralcorp entered into a series of third party financing arrangements that effectively resulted in the contribution of its net investment in Post in exchange for the aforementioned 6.8 million shares of Post common stock and a $900.0 cash distribution which was funded through the incurrence of long-term debt by Post, see Note 10. Prior to Ralcorp's contribution of its net investment, the net investment balance decreased due to separation related adjustments in the net amount of $181.8 primarily due to differences between the $900.0 cash distribution to Ralcorp compared to the settlement of intercompany debt of $784.5 and equity investment in partnership of $60.2, see Note 15, that did not transfer to Post in connection with the Spin-Off.

On February 6, 2012, Post began regular trading on the New York Stock Exchange under the ticker symbol “POST” as an independent, public company.

Post has a single operating segment and manufactures and markets products under several brand names, including Honey Bunches of Oats®, Pebbles™, Post Selects®, Great Grains®, Spoon Size® Shredded Wheat, Post® Raisin Bran, Grape-Nuts® and Honeycomb®.

Unless otherwise stated or the context otherwise indicates, all references in this Form 10-Q to "Post," "the Company," "us," "our" or "we" mean Post Holdings, Inc. and its consolidated subsidiaries, and for periods prior to the Spin-Off from Ralcorp, the Branded Cereal Business of Ralcorp.

Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("GAAP"), under the rules and regulations of the United States Securities and Exchange Commission (the "SEC"), and on a basis substantially consistent with the audited combined financial statements of the Company as of and for the fiscal year ended September 30, 2011. These unaudited consolidated financial statements should be read in conjunction with such audited combined financial statements, which are included in the Company’s Current Report on Form 8-K/A filed with the SEC on September 14, 2012, and which includes restated audited financial statements of the Company as of and for the year ended September 30, 2011. The audited financial statements for the fiscal year ended September 30, 2011, were originally filed with the SEC on Form 10 on January 25, 2012 and present the historical combined results of operations, comprehensive income, financial position, cash flows and equity of the Branded Cereal Business of Ralcorp, which includes Post Foods, LLC and Post Foods Canada Corp., which now comprise the operations of the Company. All intercompany balances and transactions between Post entities have been eliminated. Transactions between Post and Ralcorp are included in these financial statements, see Notes 9, 13 and 15 for further information on transactions with Ralcorp.

The unaudited condensed consolidated financial statements include all adjustments (consisting of normal recurring adjustments and accruals) that management considers necessary for a fair statement of its financial position and results of operations for the interim periods presented. Interim results are not necessarily indicative of the results for any other interim period or for the entire fiscal year.

Prior to the Spin-Off, Post's operations consisted of the Branded Cereals Business of Ralcorp. As such, the financial information prior to the Spin-Off may not necessarily reflect Post's financial position, results of operations and cash flows in the future or what Post's financial position, results of operations and cash flows would have been had Post been an independent, publicly-traded company during historical periods presented herein.

For periods prior to the Spin-Off, these unaudited condensed consolidated financial statements include allocations of certain Ralcorp corporate expenses. Management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable. However, such expenses may not be indicative of the actual level of expense that would have been incurred by Post if it had operated as an independent, publicly-traded company or of the costs expected to be incurred in the future. These allocated expenses relate to various services that were provided to Post by Ralcorp, including, but not limited to, cash management and other treasury services, administrative services (such as tax, employee benefit administration, risk management, internal audit, accounting and human resources) and stock-based compensation plan administration. See Note 13 for further information on services that Ralcorp continues to provide to the Company.

The financial position and operating results of foreign operations are consolidated using the local currency as the functional currency. Local currency assets and liabilities are translated at the rates of exchange on the balance sheet date, and local currency revenues and expenses are translated at average rates of exchange during the period. Resulting translation gains or losses are included in the consolidated balance sheet as a component of accumulated other comprehensive loss.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and footnotes thereto. Actual results could differ from those estimates. Significant estimates inherent in the preparation of the consolidated financial statements include accounting for reserves established for doubtful accounts, stock-based compensation, impairment analyses, depreciation and amortization, income taxes, litigation matters and contingencies.